STOCK OPTION RESERVE (Details 2) - $ / shares	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
P B I Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 10.53	$ 15.19
Weighted average remaining contractual life (in years)	8 years 1 month 9 days	8 years 4 months 28 days
I O X Option Plan And Subsidiary Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price